Schedule of Share-based Payment Award Valuation Assumptions (Detail) - $ / shares	1 Months Ended	3 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Aug. 14, 2013	Mar. 31, 2015	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)				6 years 6 months
Expected volatility				28.01%
Risk-free rate				2.27%
Expected dividends				0.00%	0.00%
2014 Plan | Time vesting profit interests
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)		6 years	6 years 1 month 17 days	6 years 6 months	4 years 6 months 7 days
Expected volatility		46.58%	46.58%	46.58%	42.00%
Risk-free rate		2.13%	2.13%	2.13%	1.48%
Expected dividends				0.00%	0.00%
Weighted average grant date fair-value				$ 4.77	$ 7.88
Weighted average fair-value at end of period of all profits interest issued under the 2014 Plan		$ 4.77	$ 4.77	$ 4.77	$ 13.37
Predecessor
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)						6 years 6 months
Expected volatility						27.30%
Risk-free rate						1.40%
Expected dividends	0.00%					0.00%